Commitments and Contingencies (Details Narrative) - USD ($)		6 Months Ended
	Dec. 12, 2018	Jun. 30, 2018
Rental expenses		$ 3,000
Probability percentage of sales	50.00%
Minimum [Member]
Possible loss on contracts	$ 0
Maximum [Member]
Possible loss on contracts	$ 300,000
Asia Taoping PTE. LTD [Member]
Ownership percentage	10.00%
Registered capital	$ 369,000